Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of fair value measurement recurring basis
		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Trading securities	$5,197,015	$188,208	$5,008,807	$-
Total	$5,197,015	$188,208	$5,008,807	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2020	(Level 1)	(Level 2)	(Level 3)
Trading securities	$2,366,475	$191,130	$2,175,345	$-
Held-to-maturity debt securities	459,580	-	459,580	-
Total	$2,826,055	$191,130	$2,634,925	$-

Schedule of advances to suppliers
	As of December 31,
	2021	2020
Advances to suppliers - Inventories	$751,301	$907,099
Advances to suppliers - Services	366,903	-
Less: reserve for doubtful account	(7,281)	(4,639)
Total	$1,110,923	$902,460

Schedule of estimated useful lives
Classification	Estimated useful life
Furniture and office equipment	2-3 years
Computer equipment	2-3 years
Transportation equipment	5 years
Buildings and improvements	20 years
Software	3 years

Schedule of exchange rates
	December 31,		For the years ended December 31,
	2021	2020	2021	2020
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:1USD	6.3588	6.5277	6.4499	6.9001